Average Annual Total Returns{- Disciplined Small Cap Portfolio} - 02.28 VIP Disciplined Small Cap Portfolio Investor PRO-13 - Disciplined Small Cap Portfolio	VIP Disciplined Small Cap Portfolio-Investor VIP Return Before Taxes Past 1 year	VIP Disciplined Small Cap Portfolio-Investor VIP Return Before Taxes Past 5 years	VIP Disciplined Small Cap Portfolio-Investor VIP Return Before Taxes Past 10 years	RS002 Past 1 year	RS002 Past 5 years	RS002 Past 10 years
Total	20.62%	10.38%	13.02%	14.82%	12.02%	13.23%